Segment and Revenue by Geography and By Major Customer - Schedule of Long-Lived Assets by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 9,802	$ 11,013	$ 5,156
Domestic (Israel) [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	8,657	9,482	4,419
China [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	138	314	176
USA [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	871	931	139
Other [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 136	$ 286	$ 422